Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Parent-Only Financial Statements

Note 27: Parent-Only Financial Statements
The following tables present Parent-only condensed financial statements.

Table 27.1: Parent-Only Statement of Income

	Year ended December 31,
(in millions)	2023	2022	2021
Income
Dividends from subsidiaries (1)	$22,300	14,590	17,895
Interest income from subsidiaries	10,845	4,759	3,934
Other interest income	6	2	1
Other income	211	(53)	(418)
Total income	33,362	19,298	21,412
Expense
Interest expense:
Indebtedness to nonbank subsidiaries	2,567	1,124	89
Long-term debt	9,909	4,994	2,823
Noninterest expense	504	2,043	309
Total expense	12,980	8,161	3,221
Income before income tax benefit and equity in undistributed income of subsidiaries	20,382	11,137	18,191
Income tax benefit (2)	(1,076)	(1,497)	(816)
Equity in undistributed income of subsidiaries (2)	(2,316)	1,043	3,102
Net income (2)	$19,142	13,677	22,109
(1)     Includes dividends paid from indirect bank subsidiaries of $22.3 billion, $14.5 billion and $15.2 billion in 2023, 2022 and 2021, respectively.
(2)     In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
Table 27.2: Parent-Only Statement of Comprehensive Income

	Year ended December 31,
(in millions)	2023	2022	2021
Net income (1)	$19,142	13,677	22,109
Other comprehensive income (loss), after tax:
Debt securities	2	34	5
Derivatives and hedging activities	22	57	49
Defined benefit plans adjustments	70	145	347
Debit valuation adjustments (DVA) and other	(18)	(6)	—
Equity in other comprehensive income (loss) of subsidiaries (1)	1,706	(11,846)	(2,361)
Other comprehensive income (loss), after tax	1,782	(11,616)	(1,960)
Total comprehensive income (1)	$20,924	2,061	20,149
(1)     In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
Table 27.3: Parent-Only Balance Sheet

(in millions)	Dec 31, 2023	Dec 31, 2022
Assets
Cash, cash equivalents, and restricted cash due from subsidiary banks	$15,856	16,171
Loans to nonbank subsidiaries	187,306	182,656
Investments in subsidiaries (1) (2)	161,698	161,970
Equity securities	120	143
Other assets (2)	11,207	9,409
Total assets	$376,187	370,349
Liabilities and equity
Accrued expenses and other liabilities (2)	$8,933	8,264
Long-term debt	148,053	134,159
Indebtedness to nonbank subsidiaries	33,466	47,699
Total liabilities	190,452	190,122
Stockholders’ equity (2)	185,735	180,227
Total liabilities and equity	$376,187	370,349
(1)The years ended December 31, 2023 and 2022, include indirect ownership of bank subsidiaries with equity of $166.3 billion and $163.9 billion, respectively.
(2)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
Table 27.4: Parent-Only Statement of Cash Flows

	Year ended December 31,
(in millions)	2023	2022	2021
Cash flows from operating activities:
Net cash provided (used) by operating activities	$25,972	(4,575)	11,938
Cash flows from investing activities:
Equity securities, not held for trading:
Proceeds from sales and capital returns	44	3	11
Purchases	(13)	(8)	(18)
Loans:
Capital notes and term loans made to subsidiaries	(5,420)	(3,567)	(3,500)
Principal collected on notes/loans made to subsidiaries	1,730	4,062	2,618
Other, net	9	(263)	14
Net cash provided (used) by investing activities	(3,650)	227	(875)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	(14,238)	8,153	35,958
Long-term debt:
Proceeds from issuance	19,070	26,520	1,001
Repayment	(9,311)	(17,618)	(28,331)
Preferred stock:
Proceeds from issuance	1,722	—	5,756
Redeemed	(1,725)	—	(6,675)
Cash dividends paid	(1,141)	(1,115)	(1,205)
Common stock:
Repurchased	(11,851)	(6,033)	(14,464)
Cash dividends paid	(4,789)	(4,178)	(2,422)
Other, net	(374)	(344)	(364)
Net cash provided (used) by financing activities	(22,637)	5,385	(10,746)
Net change in cash, cash equivalents, and restricted cash	(315)	1,037	317
Cash, cash equivalents, and restricted cash at beginning of period	16,171	15,134	14,817
Cash, cash equivalents, and restricted cash at end of period	$15,856	16,171	15,134